Consolidating financial information - Balance sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019 [1]	Dec. 31, 2018
Assets
Cash and balances at central banks	£ 124,489	£ 80,993	[1]	£ 91,368	£ 91,368
Trading assets	68,990	76,745	[1]	75,119
Derivatives	166,523	150,029	[1]	133,349
Settlement balances	2,297	4,387	[1]	2,928
Loans to banks - amortised cost	6,955	7,554	[1]	10,476
Loans to customers - amortised cost	360,544	326,947	[1]	305,089
Amount due from holding company and fellow subsidiaries	449	436
Other financial assets	55,148	61,452	[1]	59,485
Other assets	7,890	8,310	[1]	9,805
Total assets	799,491	723,039	[1]	694,235	694,235
Liabilities
Bank deposits	20,606	20,493	[1]	23,297
Customer deposits	431,739	369,247	[1]	360,914
Settlement balances	5,545	4,069	[1]	3,066
Trading liabilities	72,256	73,949	[1]	72,350
Derivatives	160,705	146,879	[1]	128,897
Other financial liabilities.	45,811	45,220	[1]	39,732
Subordinated liabilities	9,962	9,979	[1]	10,535
Other liabilities	6,388	7,538	[1]	6,802
Total liabilities	755,667	679,483	[1]	647,745	647,745
Owners' equity	43,860	43,547	[1]	45,736
Non-controlling interests	(36)	9	[1]	754
Total equity	43,824	43,556	[1]	46,490	£ 46,490
Total liabilities and equity	799,491	723,039	[1]	£ 694,235
NatWest Group
Assets
Derivatives	1,580	979
Amount due from holding company and fellow subsidiaries	26,910	25,018
Other financial assets	579	277
Investments in group undertakings	46,229	55,808
Other assets	117	1
Total assets	75,415	82,083
Liabilities
Amounts due to holding company and fellow subsidiaries	723	439
Derivatives	1,102	711
Other financial liabilities.	21,056	19,331
Subordinated liabilities	7,944	7,647
Other liabilities	151	168
Total liabilities	30,976	28,296
Owners' equity	44,439	53,787
Total equity	44,439	53,787
Total liabilities and equity	75,415	82,083
NWM Plc
Assets
Cash and balances at central banks	11,736	9,953
Trading assets	52,169	57,768
Derivatives	164,104	147,458
Settlement balances	1,084	3,353
Loans to banks - amortised cost	701	238
Loans to customers - amortised cost	7,477	6,910
Amount due from holding company and fellow subsidiaries	7,606	7,145
Other financial assets	8,043	11,636
Investments in group undertakings	2,600	2,905
Other assets	562	687
Total assets	256,082	248,053
Liabilities
Bank deposits	1,762	2,038
Customer deposits	1,469	2,247
Amounts due to holding company and fellow subsidiaries	16,189	16,858
Settlement balances	604	2,648
Trading liabilities	56,916	53,576
Derivatives	153,754	142,390
Other financial liabilities.	15,370	17,470
Other liabilities	866	1,195
Total liabilities	246,930	238,422
Owners' equity	9,152	9,631
Total equity	9,152	9,631
Total liabilities and equity	£ 256,082	£ 248,053

[1]	2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.